Deferred Leasing Costs and Lease Intangibles, net - Future Amortization Expense (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Finite-Lived Intangible Assets [Line Items]
Amortization of above-market leases	$ 2,026	$ 2,542	$ 3,757
Weighted-average amortization period	10 years
2015	19,096
2016	17,289
2017	14,087
2018	12,334
2019	10,976
Thereafter	28,241
Deferred leasing costs and lease intangibles, net	102,023	108,402
Lease in-place [Member]
Finite-Lived Intangible Assets [Line Items]
Amortization expense	$ 20,879	$ 24,374	$ 19,822
Lease Intangibles [Member]
Finite-Lived Intangible Assets [Line Items]
Weighted-average amortization period	6 years 2 months 1 day	7 years 9 months 11 days